EA Series Trust
3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
September 22, 2025
VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	EA Series Trust File Nos. 333-195493; 811-22961
Dear Sir or Madam:
Pursuant to Rule 485(a)(2) of the Securities Act of 1933, the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of EA Series Trust (the “Trust”) is Post-Effective Amendment No. 535 and Amendment No. 538 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to register a new series of the Trust, the Alpha Architect US Equity 3 ETF (the “Fund”).
Request for Selective Review
The Trust respectfully requests selective review of this filing in accordance with ADI 2018-06 - Requests for Selective Review, IM Guidance Update 2016-16 and the Securities and Exchange Commission’s (“SEC”) release on selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984).

Except as indicated below, the disclosure in this filing is substantially similar to disclosure previously reviewed by the staff of the SEC in Post-Effective Amendment No. 511 to the Trust’s registration statement on Form N-1A filed on July 10, 2025 (Accession No. 0001592900-25-001777) (the “Previous Filing”). The Trust has summarized the material changes from the previous filing that are contained in this Amendment, and identified any matters warranting particular attention, in the outline of the areas for which it requests selective review as set forth below.

Prospectus

The Trust requests selective review of the Principal Investment Strategies section of of the Prospectus. The strategy disclosure has been revised for improved readability. The Fund’s principal investment strategy continues to be investing broadly in U.S. equities with a secondary strategy of reducing dividend distributions from underlying investments, though the wording and ordering of paragraphs has been revised for readability.

The Amendment contains additional disclosure changes, which are either non-material changes or routine updates (e.g., changes to fund names, ticker symbols, and dates), that are not included as part of our selective review request. We are happy to provide to the assigned examiner an electronic copy of the Prospectus and SAI that have been marked to show changes from the Previous Filing.

If you have any questions regarding the enclosed, please do not hesitate to contact me at (617) 290-8738 or michael@etfarchitect.com.

Sincerely,

Michael D. Barolsky
Vice President